Document and Entity Information	Aug. 28, 2026
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	GRAF INDUSTRIAL CORP. II
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002113088
Amendment Flag	false